Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Harding, Loevner Funds, Inc. (the “Fund”)
Supplement dated June 26, 2023 to the
Prospectus for Institutional Investors, Prospectus for Individual Investors and Prospectus for Institutional Class Z Investors, each dated February 28, 2023
Summary Prospectuses for Institutional Emerging Markets Portfolio (Institutional Class and Institutional Class Z), and Emerging Markets Portfolio (Advisor Class), each dated February 28, 2023
The Board of Directors of the Fund has approved a reduction in the management fee to 0.95% for each of the Institutional Emerging Markets Portfolio and the Emerging Markets Portfolio.
In addition, Harding Loevner LP has contractually agreed to lower the expense cap for the Institutional Emerging Markets Portfolios’ Institutional Class to 1.05%, to lower the expense cap for the Emerging Markets Portfolio’s Advisor Class to 1.25%, and to lower the Institutional Emerging Markets Portfolio’s Institutional Class Z expense cap to 0.95%, in each case through February 28, 2025.
The management fee and expense cap changes will become effective as of July 1, 2023.
Institutional Emerging Markets Portfolio – Institutional Class
Accordingly, effective July 1, 2023, the “Portfolio Summary — Portfolio Fees and Expenses” section of the Institutional Emerging Markets Portfolio’s Institutional Class Summary Prospectus and Prospectus for Institutional Investors is hereby deleted and replaced with the following:
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.95%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.15%

Total Annual Portfolio Operating Expenses	1.10%

Fee Waiver and/or Expense Reimbursement[1]	-0.05%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	1.05%
[1] Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class shares for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.05% through February 28, 2025. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2025. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$107	$340	$596	$1,331
Emerging Markets Portfolio – Advisor Class
Accordingly, effective July 1, 2023, the “Portfolio Summary — Portfolio Fees and Expenses” section of the Emerging Markets Portfolio’s Advisor Class Summary Prospectus and Prospectus for Individual Investors is hereby deleted and replaced with the following:

Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Advisor Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.95%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.21%

Total Annual Portfolio Operating Expenses	1.16%
Example:
This example is intended to help you compare the cost of investing in the Advisor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Advisor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Advisor Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Advisor Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$118	$368	$638	$1,409
Institutional Emerging Markets Portfolio – Institutional Class Z
Accordingly, effective July 1, 2023, the “Portfolio Summary — Portfolio Fees and Expenses” section of the Institutional Emerging Markets Portfolio’s Institutional Class Z Summary Prospectus and Prospectus for Institutional Class Z Investors is hereby deleted and replaced with the following:

Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell the Portfolio’s Institutional Class Z shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.95%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.07%

Total Annual Portfolio Operating Expenses	1.02%

Fee Waiver and/or Expense Reimbursement[1]	-0.07%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.95%
[1] Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class Z shares for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 0.95% through February 28, 2025. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class Z of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class Z of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2025. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$97	$310	$549	$1,235
Harding, Loevner Funds, Inc. (the “Fund”)
Supplement dated June 26, 2023 to the
Prospectus for Institutional Investors and Summary Prospectus for Emerging Markets ex China Portfolio (Institutional Class), each dated February 28, 2023
The Board of Directors of the Fund has approved a reduction in the management fee to 0.95% for the Emerging Markets ex China Portfolio.
In addition, Harding Loevner LP has contractually agreed to lower the expense cap for the Emerging Markets ex China Portfolio’s Institutional Class to 1.05%, through February 28, 2025.
The management fee and expense cap changes will become effective as of July 1, 2023.
Emerging Markets ex China Portfolio – Institutional Class
Accordingly, effective July 1, 2023, the “Portfolio Summary — Portfolio Fees and Expenses” section of the Emerging Markets ex China Portfolio’s Institutional Class Summary Prospectus and Prospectus for Institutional Investors is hereby deleted and replaced with the following:
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.95%

Distribution (Rule 12b‑1) Fees	None

Other Expenses[1]	4.95%

Total Annual Portfolio Operating Expenses	5.90%

Fee Waiver and/or Expense Reimbursement[2]	-4.85%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.05%
[1] “Other Expenses” are based on estimated amounts for the current fiscal year.
[2] Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.05% through February 28, 2025. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2025. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$107	$853

Harding Loevner Emerging Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Harding, Loevner Funds, Inc. (the “Fund”)
Supplement dated June 26, 2023 to the
Prospectus for Institutional Investors, Prospectus for Individual Investors and Prospectus for Institutional Class Z Investors, each dated February 28, 2023
Summary Prospectuses for Institutional Emerging Markets Portfolio (Institutional Class and Institutional Class Z), and Emerging Markets Portfolio (Advisor Class), each dated February 28, 2023
The Board of Directors of the Fund has approved a reduction in the management fee to 0.95% for each of the Institutional Emerging Markets Portfolio and the Emerging Markets Portfolio.
In addition, Harding Loevner LP has contractually agreed to lower the expense cap for the Institutional Emerging Markets Portfolios’ Institutional Class to 1.05%, to lower the expense cap for the Emerging Markets Portfolio’s Advisor Class to 1.25%, and to lower the Institutional Emerging Markets Portfolio’s Institutional Class Z expense cap to 0.95%, in each case through February 28, 2025.
The management fee and expense cap changes will become effective as of July 1, 2023.
Emerging Markets Portfolio – Advisor Class
Accordingly, effective July 1, 2023, the “Portfolio Summary — Portfolio Fees and Expenses” section of the Emerging Markets Portfolio’s Advisor Class Summary Prospectus and Prospectus for Individual Investors is hereby deleted and replaced with the following:

Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Advisor Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.95%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.21%

Total Annual Portfolio Operating Expenses	1.16%
Example:
This example is intended to help you compare the cost of investing in the Advisor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Advisor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Advisor Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Advisor Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$118	$368	$638	$1,409

Expense [Heading]	rr_ExpenseHeading	Portfolio Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Advisor Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(Fees Paid Directly from Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Advisor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Advisor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Advisor Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Advisor Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Harding Loevner Emerging Markets Portfolio | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.16%
1 Year	rr_ExpenseExampleYear01	$ 118
3 Years	rr_ExpenseExampleYear03	368
5 Years	rr_ExpenseExampleYear05	638
10 Years	rr_ExpenseExampleYear10	$ 1,409
Emerging Markets ex China Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Harding, Loevner Funds, Inc. (the “Fund”)
Supplement dated June 26, 2023 to the
Prospectus for Institutional Investors and Summary Prospectus for Emerging Markets ex China Portfolio (Institutional Class), each dated February 28, 2023
The Board of Directors of the Fund has approved a reduction in the management fee to 0.95% for the Emerging Markets ex China Portfolio.
In addition, Harding Loevner LP has contractually agreed to lower the expense cap for the Emerging Markets ex China Portfolio’s Institutional Class to 1.05%, through February 28, 2025.
The management fee and expense cap changes will become effective as of July 1, 2023.
Emerging Markets ex China Portfolio – Institutional Class
Accordingly, effective July 1, 2023, the “Portfolio Summary — Portfolio Fees and Expenses” section of the Emerging Markets ex China Portfolio’s Institutional Class Summary Prospectus and Prospectus for Institutional Investors is hereby deleted and replaced with the following:
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.95%

Distribution (Rule 12b‑1) Fees	None

Other Expenses[1]	4.95%

Total Annual Portfolio Operating Expenses	5.90%

Fee Waiver and/or Expense Reimbursement[2]	-4.85%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.05%
[1] “Other Expenses” are based on estimated amounts for the current fiscal year.
[2] Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.05% through February 28, 2025. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2025. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$107	$853

Expense [Heading]	rr_ExpenseHeading	Portfolio Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(Fees Paid Directly from Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2025
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2025. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Emerging Markets ex China Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.95%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	5.90%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.85%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%	[2]
1 Year	rr_ExpenseExampleYear01	$ 107
3 Years	rr_ExpenseExampleYear03	$ 853
Institutional Z | Harding Loevner Institutional Emerging Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Harding, Loevner Funds, Inc. (the “Fund”)
Supplement dated June 26, 2023 to the
Prospectus for Institutional Investors, Prospectus for Individual Investors and Prospectus for Institutional Class Z Investors, each dated February 28, 2023
Summary Prospectuses for Institutional Emerging Markets Portfolio (Institutional Class and Institutional Class Z), and Emerging Markets Portfolio (Advisor Class), each dated February 28, 2023
The Board of Directors of the Fund has approved a reduction in the management fee to 0.95% for each of the Institutional Emerging Markets Portfolio and the Emerging Markets Portfolio.
In addition, Harding Loevner LP has contractually agreed to lower the expense cap for the Institutional Emerging Markets Portfolios’ Institutional Class to 1.05%, to lower the expense cap for the Emerging Markets Portfolio’s Advisor Class to 1.25%, and to lower the Institutional Emerging Markets Portfolio’s Institutional Class Z expense cap to 0.95%, in each case through February 28, 2025.
The management fee and expense cap changes will become effective as of July 1, 2023.
Institutional Emerging Markets Portfolio – Institutional Class Z
Accordingly, effective July 1, 2023, the “Portfolio Summary — Portfolio Fees and Expenses” section of the Institutional Emerging Markets Portfolio’s Institutional Class Z Summary Prospectus and Prospectus for Institutional Class Z Investors is hereby deleted and replaced with the following:

Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell the Portfolio’s Institutional Class Z shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.95%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.07%

Total Annual Portfolio Operating Expenses	1.02%

Fee Waiver and/or Expense Reimbursement[1]	-0.07%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.95%
[1] Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class Z shares for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 0.95% through February 28, 2025. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class Z of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class Z of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2025. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$97	$310	$549	$1,235

Expense [Heading]	rr_ExpenseHeading	Portfolio Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell the Portfolio’s Institutional Class Z shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(Fees Paid Directly from Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2025
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Institutional Class Z of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class Z of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2025. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional Z | Harding Loevner Institutional Emerging Markets Portfolio | Institutional Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.02%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[3]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[3]
1 Year	rr_ExpenseExampleYear01	$ 97
3 Years	rr_ExpenseExampleYear03	310
5 Years	rr_ExpenseExampleYear05	549
10 Years	rr_ExpenseExampleYear10	$ 1,235
Institutional | Harding Loevner Institutional Emerging Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Harding, Loevner Funds, Inc. (the “Fund”)
Supplement dated June 26, 2023 to the
Prospectus for Institutional Investors, Prospectus for Individual Investors and Prospectus for Institutional Class Z Investors, each dated February 28, 2023
Summary Prospectuses for Institutional Emerging Markets Portfolio (Institutional Class and Institutional Class Z), and Emerging Markets Portfolio (Advisor Class), each dated February 28, 2023
The Board of Directors of the Fund has approved a reduction in the management fee to 0.95% for each of the Institutional Emerging Markets Portfolio and the Emerging Markets Portfolio.
In addition, Harding Loevner LP has contractually agreed to lower the expense cap for the Institutional Emerging Markets Portfolios’ Institutional Class to 1.05%, to lower the expense cap for the Emerging Markets Portfolio’s Advisor Class to 1.25%, and to lower the Institutional Emerging Markets Portfolio’s Institutional Class Z expense cap to 0.95%, in each case through February 28, 2025.
The management fee and expense cap changes will become effective as of July 1, 2023.
Institutional Emerging Markets Portfolio – Institutional Class
Accordingly, effective July 1, 2023, the “Portfolio Summary — Portfolio Fees and Expenses” section of the Institutional Emerging Markets Portfolio’s Institutional Class Summary Prospectus and Prospectus for Institutional Investors is hereby deleted and replaced with the following:
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.95%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.15%

Total Annual Portfolio Operating Expenses	1.10%

Fee Waiver and/or Expense Reimbursement[1]	-0.05%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	1.05%
[1] Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class shares for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.05% through February 28, 2025. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2025. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$107	$340	$596	$1,331

Expense [Heading]	rr_ExpenseHeading	Portfolio Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(Fees Paid Directly from Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2025
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2025. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional | Harding Loevner Institutional Emerging Markets Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.10%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[4]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%	[4]
1 Year	rr_ExpenseExampleYear01	$ 107
3 Years	rr_ExpenseExampleYear03	340
5 Years	rr_ExpenseExampleYear05	596
10 Years	rr_ExpenseExampleYear10	$ 1,331

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.05% through February 28, 2025. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.
[3]	Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class Z shares for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 0.95% through February 28, 2025. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.
[4]	Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class shares for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.05% through February 28, 2025. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.